Derivative Financial Instruments and Risk Management Policies - Interest Rate Benchmark Reform And Associated Risks (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€) USD ($)	Dec. 31, 2021 EUR (€) USD ($)
USD Libor 3M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	32,947	35,140
Financial assets | €	€ 516	€ 333
Financial liabilities | €	€ 920	€ 661
USD Libor 1M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	0	0
USD Libor 6M
Disclosure of detailed information about hedged items [line items]
Nominal amount of hedging instrument	140	140